Share-based Payments	12 Months Ended
Dec. 31, 2016
Share-based Payments
Share-based Payments

27. Share-based Payments

(a)   Stock incentive plan

        In March 2011, the Company adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the "2011 Plan"), which provide up to an aggregate of 7,350,000 Class A ordinary shares of the Company as stock based compensation to employees, directors, officers and consultants and other eligible personal of the Group.

        In 2012, the Company adopted the 2012 Stock Incentive Plan (the "2012 Plan"), which provide up to an aggregate of 9,000,000 Class A ordinary shares of the Company, and the maximum aggregate number of shares that may be issued per calendar year is 1,500,000 from 2012 until the termination of the 2012 Plan.

        In July 2014, the Company adopted the 2014 Stock Incentive Plan (the "2014 Plan"), whose the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Company's then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.

        During the years ended December 31,2014, 2015 and 2016, no stock option were granted to executive officers, employees and non-employees of the Group under the 2011, 2012 and 2014 Plans.

        The expiration dates of the options were 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period was nine months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders' return to service to the Group. The vesting schedule shall be extended by the length of the suspension.

        In the event of termination of the option holders' continuous service for cause, the option holders' right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Company shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The stock option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Company to exercise voting rights with respect to the shares.

        For the years ended December 31, 2014, 2015 and 2016, the share option movements were as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
As of January 1, 2014	5,440,760	1.18	7.69 years	6.31	40.66	221,196,775
Exercised	(1,883,977)	0.95	6.50 years	3.38	96.75	182,277,923
Forfeited	(151,874)	2.52	7.19 years	5.21

Outstanding as of December 31, 2014	3,404,909	1.26	6.77 years		96.44	328,383,350

Exercised	(956,587)	1.04	5.45 years	3.07	75.31	72,038,452
Forfeited	(11,451)	2.29	5.96 years	2.29	74.06	848,073

Outstanding as of December 31, 2015	2,436,871	1.33	5.89 years

Exercised	(560,930)	1.53	4.61 years	3.31	53.52	30,022,847
Forfeited	(3,000)	2.50	4.92 years	2.50	52.55	157,650

Outstanding as of December 31, 2016	1,872,941	0.78	4.97 years

Non vested as of December 31, 2016	2,855			3.58
Options vested and expected to vest as of December 31, 2016	1,872,941	1.28	4.97 years			100,716,203
Exercisable as of December 31, 2016	1,870,086	1.27	4.97 years			100,566,172

        For the years ended December 31, 2014, 2015 and 2016, the Group recognized share based payment expenses of RMB34,934, RMB23,366 and RMB7,002 in connection with the share options granted to employees, respectively. The total fair value of shares vested during 2015 and 2016 was RMB24,603 and RMB7,621 respectively.

        As of December 31, 2016, there was RMB243 unrecognized compensation cost related to unvested share options granted to executive and employees of the Group. The unvested share options expense relating to the stock options of the Group is expected to be recognized over a weighted average period of 0.25 years on a straight-line basis schedule as of December 31, 2016.

(b)   Non-vested shares

        During 2014, 2015 and 2016, a total of 1,932,680, 951,684 and 1,815,919 non-vested shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 and 2014 Plan, respectively.

        Most of the non-vested shares granted have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder's employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder's right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

        For the years ended December 31, 2015 and 2016, the non-vested shares movement was as follows:

Non-vested shares outstanding
Outstanding as of January 1, 2015	2,448,779
Granted	951,684
Vested	(1,100,619)
Forfeited	(205,135)
Outstanding as of December 31, 2015	2,094,709
Granted	1,815,919
Vested	(1,119,032)
Forfeited	(371,731)
Outstanding as of December 31, 2016	2,419,865

        The Group recognized compensation expense over the four year service period on a straight line basis, and applied a forfeiture rate of nil for key management and 13% for employees in 2014, 2015 and 2016, respectively. The aggregate fair value of the restricted shares at grant dates was RMB900,361, RMB657,794 and RMB824,474 during 2014, 2015 and 2016 respectively. The fair values of non-vested shares are measured at the respective fair values of the Company's ordinary shares on the grant-dates. For the years ended December 31, 2014, 2015 and 2016, the Group recognized share based payment expenses of RMB190,560, RMB279,575 and RMB468,651 in connection with the non-vested shares granted to employees, respectively.

        As of December 31, 2016 there was RMB1,280,756 unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 3.4 years. The weighted average granted fair value per share of non-vested shares granted during the years ended December 31, 2014, 2015 and 2016 was US$63.31 (RMB392.81), US$109.00 (RMB706.08) and US$67.66 (RMB469.76) respectively.

(c)   Share-based compensation expenses

        For the years ended December 31, 2014, 2015 and 2016, share-based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Fulfillment expenses	(10,822)	(18,665)	(38,428)
Marketing expenses	(17,293)	(19,938)	(38,459)
Technology and content expenses	(103,160)	(126,274)	(183,122)
General and administrative expenses	(94,219)	(138,064)	(215,644)

	(225,494)	(302,941)	(475,653)